Deposits (Table)	12 Months Ended
Dec. 31, 2024
Deposits
Schedule of maturity distribution of time deposits
2025	$170,554,124
2026	10,849,048
2027	2,913,990
2028	1,688,793
2029	1,270,353
Total time deposits	$187,276,308